Contractual obligations and deferred income (Tables)	12 Months Ended
Dec. 31, 2024
Contractual obligations and deferred income
Schedule of contractual obligations and deferred income
	December 31, 2024	December 31, 2023
Refund liability (i)	40,556	32,613
Contract of exclusivity for processing payroll	9	202
Current liabilities	40,565	32,815

(i)	Refers to the customer’s right to return goods. The Company business cycle is from October to September for each year.